Reverse Recapitalization (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 07, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 31, 2022 $ / shares	Dec. 31, 2020 $ / shares
Schedule Of Reverse Recapitalization [Line Items]
Consideration received	$ 350,100
Partners' capital account, units, sold in private placement (in shares) | shares	30,000,000
Payments for repurchase of common stock	$ 242,200
Transaction costs related to reverse recapitalization		$ 9,048
Refund of transaction costs		$ 4,100
Recapitalization exchange ratio			81,215,955
Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio	1.2135
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.001	$ 0.001	$ 0.001